Supplement dated June 13, 2022
to the Prospectus dated May 1, 2022 for
Protective Variable Annuity Investors Series
Issued by
Protective Life Insurance Company
Protective Variable Annuity Separate Account

This Supplement amends certain information in your variable product Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

The Board of Trustees of the Franklin Multi-Asset Dynamic Multi-Strategy VIT Fund (the “Fund”) voted to liquidate the Fund, which liquidation will take place on or about August 19, 2022. As of that date, the Fund will no longer be available as an Investment Option under the Contract. As a result, the Subaccount that invests in the Fund (the “Multi-Asset Dynamic Multi-Strategy Subaccount”) will also be liquidated.

Contract Value on the Date of Liquidation.  If you have Contract Value allocated to the Multi-Asset Dynamic Multi-Strategy Subaccount as of 3:00 P.M. Central Standard Time on August 19, 2022, Protective Life Insurance Company (“Protective”) will automatically transfer that Contract Value to the Invesco V.I. US Government Money Fund (the “Money Market Subaccount”).  Following the transfer, you will receive a confirmation statement showing that the transfer has occurred, and the amount transferred. At or after 3:00 PM Central Standard Time on August 18, 2022, premium and Contract Value may no longer be allocated to the Multi-Asset Dynamic Multi-Strategy Subaccount. Any request we receive at or after 3:00 P.M. Central Standard Time on August 18, 2022, for the allocation of premium or Contract Value to the Multi-Asset Dynamic Multi-Strategy Subaccount will result in an allocation of such premium or Contract Value to the Money Market Subaccount.

Transfer Rights.  Under your Contract, you are permitted to transfer Contract Value among the Investment Options currently available under your Contract. The currently available Investment Options are:

AB VPS Growth and Income B
AB VPS Large Cap Growth B
AB VPS Small Cap Growth B
AB VPS Small/Mid Cap Value B
American Funds IS® Asset Allocation 4
American Funds IS® Capital Income Builder® 4
American Funds IS® Capital World Growth & Income 4
American Funds IS® Global Growth 4
American Funds IS® Growth 4
American Funds IS® Growth-Income 4
American Funds IS® The Bond Fund of America 4
American Funds IS® US Government Securities 4
BlackRock 60/40 Target Allocation ETF VI III
BlackRock Global Allocation V.I. III
ClearBridge Variable Dividend Strategy II
ClearBridge Variable Large Cap Growth II
ClearBridge Variable Mid Cap II
ClearBridge Variable Small Cap Growth II
Columbia VP Balanced 2
Columbia VP Intermediate Bond 2
Columbia VP Limited Duration Credit 2
Columbia VP Select Mid Cap Value 2
Columbia VP Strategic Income 2
Fidelity® VIP Asset Manager Service 2
Fidelity® VIP Balanced Service 2
Fidelity® VIP Contrafund Service 2
Fidelity® VIP Energy Service 2
Fidelity® VIP FundsManager 20% Service 2
Fidelity® VIP FundsManager 85% Service 2
Fidelity® VIP Health Care Portfolio Service 2
Fidelity® VIP Index 500 Service 2
Fidelity® VIP Investment Grade Bond Service 2
Fidelity® VIP Mid Cap Service 2
Fidelity® VIP Target Volatility Service 2
Franklin DynaTech VIP Fund - Class 2
Franklin Income VIP 2
Franklin Mutual Global Discovery VIP 2
Franklin Mutual Shares VIP 2 (2)
Franklin Rising Dividends VIP 2
Franklin Small Cap Value VIP 2
Franklin Small Mid Cap Growth VIP 2
Franklin Strategic Income VIP 2
Franklin US Government Securities VIP 2
Goldman Sachs VIT International Equity Insights Service
Goldman Sachs VIT Mid Cap Growth Service (formerly, Goldman Sachs VIT Growth Opportunities Fund)
Goldman Sachs VIT Mid Cap Value Service (2)
Goldman Sachs VIT Small Cap Equity Insights Service
Goldman Sachs VIT Strategic Growth Service
Goldman Sachs VIT Trend Driven Allocation Fund Service (formerly, Goldman Sachs VIT Global Trends Allocation Fund)
Guggenheim Variable Service F (Floating Rate Strategy)
Guggenheim VT Global Managed Futures Strategy
Guggenheim VT Long Short Equity
Guggenheim VT Multi-Hedge Strategies
Invesco V.I. American Value II
Invesco V.I. Balanced-Risk Allocation II
Invesco V.I. Capital Appreciation II
Invesco V.I. Comstock II
Invesco V.I. Conservative Balanced II
Invesco V.I. Discovery Mid Cap Growth II
Invesco V.I. Equity and Income II
Invesco V.I. EQV International Equity II (formerly, Invesco V.I International Growth II)
Invesco V.I. Global II
Invesco V.I. Global Real Estate II
Invesco V.I. Global Strategy Income II(2)
Invesco V.I. Government Securities II
Invesco V.I. Growth and Income II
Invesco V.I. Main Street II
Invesco V.I. Main Street Small Cap II
Invesco V.I. Small Cap Equity II
Invesco V.I. US Government Money Portfolio I
Lord Abbett Series Bond-Debenture VC
Lord Abbett Series Dividend Growth VC
Lord Abbett Series Fundamental Equity VC
Lord Abbett Series Growth Opportunities VC
Lord Abbett Series Mid-Cap Stock VC
Lord Abbett Series Short Duration Income VC
MFS® VIT Growth Service (1)
MFS® VIT II Emerging Markets Equity Service (1)
MFS® VIT II International Intrinsic Value Service (1)
MFS® VIT II MA Investors Growth Stock Service (1)
MFS® VIT Investors Trust Service (1)
MFS® VIT New Discovery Service (1)
MFS® VIT Research Service (1)
MFS® VIT Total Return Bond Service (1)
MFS® VIT Total Return Service (1)
MFS® VIT Utilities Series Service (1)
MFS® VIT Value Service (1)
PIMCO Income Advisor
PIMCO VIT All Asset Advisor
PIMCO VIT Global Diversified Allocation Advisor
PIMCO VIT High Yield Advisor
PIMCO VIT Long-Term US Government Advisor
PIMCO VIT Low Duration Advisor
PIMCO VIT Real Return Advisor
PIMCO VIT Short-Term Advisor
PIMCO VIT Total Return Advisor
Protective Life Dynamic Allocation Conservative
Protective Life Dynamic Allocation Growth
Protective Life Dynamic Allocation Moderate
Royce Capital Micro-Cap Service (2)
Royce Capital Small-Cap Service (2)
T. Rowe Price Blue Chip Growth Portfolio II
T. Rowe Price Health Sciences Portfolio II
Templeton Developing Markets VIP 2
Templeton Foreign VIP 2 (2)
Templeton Global Bond VIP 2
Templeton Growth VIP 2 (2)
Western Asset Core Plus VIT II

  Effective February 2, 2015, Sub-Accounts investing in Funds of the MFS Variable Insurance Trust and the MFS Variable Insurance Trust II were closed to new investment. If you did not have Contract Value in, or allocation instructions including such a Sub-Account on that date, you may not allocate Purchase Payments or Contract Value to that Sub-Account. If you had Contract Value in, or allocation instructions that included such a Sub-Account on February 2, 2015, you may continue to allocate Purchase Payments and transfer Contract Value to that Sub-Account, but if you change your allocation instructions to terminate your investment in the Sub-Account, you may not allocate Purchase Payments and transfer Contract Value to the Sub-Account in the future.
  This fund is not available to Contracts issued on or after May 1, 2021.

We will not impose any transfer fee on any transfers from the Multi-Asset Dynamic Multi-Strategy Subaccount to any other Investment Options(s) (including any transfer we make to the Money Market Subaccount on the Liquidation Date) from the date of this Supplement until the Liquidation Date, nor will we count any transfer out of the Multi-Asset Dynamic Multi-Strategy Subaccount from the date of this Supplement until the Liquidation Date for the purpose of determining how many free transfers may be permitted in any Contract Year.  We will also not impose any transfer fee on any transfer from the Money Market Subaccount for 60 days after the Liquidation Date nor will we count any transfer out of the Money Market Subaccount for 60 days after the Liquidation Date for the purpose of determining how many free transfers may be permitted in any Contract Year.

We hope you find the enclosed information helpful.  If you would like another copy of the current prospectus for any of the Funds available under the Contract, including the Invesco V.I. US Government Money Portfolio, please call us at 800-456-6330.  If you have any questions, please contact your financial representative, or call us. Fund prospectuses may also be found online at www.protective.com/eprospectus. For your convenience, we have enclosed a transfer request form by which you can instruct us to transfer your Contract Value from the Multi-Asset Dynamic Multi-Strategy Subaccount to the other available Investment Options. If you have any questions, please contact your financial representative, or call us at the aforementioned phone number.